SCHEDULE OF CARRYING VALUE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (Remaining)	$ 139
2023	278	277
2024	278	277
2025	278	277
2026	278	277
2026		277
Thereafter	1,969	1,969
Intangible assets	$ 3,220	$ 3,354	$ 3,261